INCOME TAXES - Summary of gross deferred tax assets and gross deferred tax liabilities (Details 2) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Deferred tax assets:
Allowance for loan losses	$ 739	$ 668
Net unrealized holding loss on available-for-sale securities	102	125
Deferred compensation	172	167
Stock-based compensation	76	78
Impairment losses on securities available-for-sale	859	859
Accrued expenses	147	177
Post retirement benefits	62	59
Interest receivable on non-accrual loans	86	64
Federal carryovers	1,989	1,818
Other	117	98
Gross deferred tax asset	4,349	4,113
Deferred tax liabilities:
Depreciation and amortization	(1,336)	(1,181)
Deferred loan costs	(273)	(239)
Other	(36)	(32)
Gross deferred tax liability	(1,645)	(1,452)
Net deferred tax asset	$ 2,704	$ 2,661